CALVERT US LARGE-CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.6%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. (1)	8,766	562,865
HEICO Corp.	5,510	737,293
Hexcel Corp.	15,890	1,285,183
Mercury Systems, Inc. (1)	4,697	330,434
Moog, Inc., Class A	3,509	328,478
		3,244,253

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	14,418	1,216,158
Expeditors International of Washington, Inc.	18,762	1,423,285
FedEx Corp.	23,545	3,865,854
United Parcel Service, Inc., Class B	64,995	6,712,034
		13,217,331

Airlines - 0.6%
Alaska Air Group, Inc.	13,638	871,605
American Airlines Group, Inc.	35,308	1,151,394
Delta Air Lines, Inc.	60,648	3,441,774
JetBlue Airways Corp. (1)	34,796	643,378
SkyWest, Inc.	3,095	187,774
Southwest Airlines Co.	49,840	2,530,875
Spirit Airlines, Inc. (1)	6,099	291,105
United Continental Holdings, Inc. (1)	23,229	2,033,699
		11,151,604

Auto Components - 0.2%
Aptiv plc	20,148	1,628,563
Autoliv, Inc.	8,426	594,117
BorgWarner, Inc.	23,383	981,618
Gentex Corp.	28,406	699,072
Lear Corp.	4,378	609,724
		4,513,094

Automobiles - 0.4%
Ford Motor Co.	377,969	3,866,623
Harley-Davidson, Inc. (2)	13,937	499,363
Tesla, Inc. (1)(2)	12,116	2,707,441
Thor Industries, Inc.	4,819	281,670
		7,355,097

Banks - 6.1%
Associated Banc-Corp.	11,694	247,211
BancorpSouth Bank	6,512	189,108

Bank of America Corp.	746,810	21,657,490
Bank of Hawaii Corp.	4,302	356,679
Bank OZK	9,911	298,222
BankUnited, Inc.	9,834	331,799
BB&T Corp.	66,562	3,270,191
BOK Financial Corp.	2,812	212,250
CenterState Bank Corp.	8,051	185,414
CIT Group, Inc.	8,792	461,932
Citigroup, Inc.	194,225	13,601,577
Citizens Financial Group, Inc.	44,798	1,584,057
Comerica, Inc.	15,563	1,130,496
Commerce Bancshares, Inc. (2)	9,763	582,461
Community Bank System, Inc.	2,847	187,446
Cullen/Frost Bankers, Inc.	4,870	456,124
CVB Financial Corp.	8,553	179,870
East West Bancorp, Inc.	14,887	696,265
Fifth Third Bancorp	72,043	2,010,000
First Citizens BancShares, Inc., Class A	993	447,118
First Financial Bankshares, Inc. (2)	12,324	379,456
First Hawaiian, Inc.	14,479	374,572
First Horizon National Corp.	28,561	426,416
First Republic Bank	15,114	1,475,882
FNB Corp.	16,152	190,109
Glacier Bancorp, Inc.	7,847	318,196
Hancock Whitney Corp.	9,530	381,772
Home BancShares, Inc.	11,245	216,579
Huntington Bancshares, Inc.	98,820	1,365,692
IBERIABANK Corp.	6,035	457,755
Investors Bancorp, Inc.	19,723	219,911
JPMorgan Chase & Co.	248,025	27,729,195
KeyCorp	101,032	1,793,318
M&T Bank Corp.	12,667	2,154,277
Old National Bancorp	11,143	184,862
PacWest Bancorp	12,658	491,510
People’s United Financial, Inc.	31,260	524,543
Pinnacle Financial Partners, Inc.	9,033	519,217
PNC Financial Services Group, Inc. (The)	42,143	5,785,391
Popular, Inc.	8,844	479,699
Prosperity Bancshares, Inc. (2)	5,222	344,913
Regions Financial Corp.	97,974	1,463,731
Signature Bank	6,217	751,262
Sterling Bancorp	16,872	359,036
SunTrust Banks, Inc.	41,986	2,638,820
SVB Financial Group (1)	5,077	1,140,243
Synovus Financial Corp.	16,695	584,325
TCF Financial Corp.	10,164	211,310
Texas Capital Bancshares, Inc. (1)	3,496	214,549
U.S. Bancorp	150,459	7,884,052
UMB Financial Corp.	4,561	300,205
Umpqua Holdings Corp.	15,457	256,432

United Bankshares, Inc.	13,413	497,488
Valley National Bancorp	33,233	358,252
Webster Financial Corp.	9,519	454,723
Western Alliance Bancorp (1)	10,724	479,577
Wintrust Financial Corp.	5,082	371,799
Zions BanCorp NA	19,371	890,679
		112,755,458

Beverages - 1.8%
Coca-Cola Co. (The)	345,989	17,617,760
Coca-Cola Consolidated, Inc.	610	182,542
Keurig Dr Pepper, Inc. (2)	18,169	525,084
PepsiCo, Inc.	117,827	15,450,655
		33,776,041

Biotechnology - 3.8%
AbbVie, Inc.	138,938	10,103,571
ACADIA Pharmaceuticals, Inc. (1)(2)	12,149	324,743
Alexion Pharmaceuticals, Inc. (1)	25,085	3,285,633
Alkermes plc (1)	18,104	408,064
Allogene Therapeutics, Inc. (1)	6,714	180,271
Alnylam Pharmaceuticals, Inc. (1)	10,212	740,983
Amgen, Inc.	58,136	10,713,302
Amicus Therapeutics, Inc. (1)	15,846	197,758
Array BioPharma, Inc. (1)	21,633	1,002,257
Biogen, Inc. (1)	22,173	5,185,600
BioMarin Pharmaceutical, Inc. (1)	19,391	1,660,839
Bluebird Bio, Inc. (1)(2)	6,542	832,142
Blueprint Medicines Corp. (1)	4,297	405,336
Celgene Corp. (1)	75,757	7,002,977
Exact Sciences Corp. (1)	13,615	1,607,115
Exelixis, Inc. (1)	31,336	669,650
FibroGen, Inc. (1)	7,104	320,959
Gilead Sciences, Inc.	127,532	8,616,062
Global Blood Therapeutics, Inc. (1)	6,749	354,997
Incyte Corp. (1)	19,762	1,678,980
Ionis Pharmaceuticals, Inc. (1)(2)	13,680	879,214
Neurocrine Biosciences, Inc. (1)	10,736	906,441
Regeneron Pharmaceuticals, Inc. (1)	9,620	3,011,060
Repligen Corp. (1)	3,873	332,884
Sage Therapeutics, Inc. (1)(2)	5,391	987,038
Sarepta Therapeutics, Inc. (1)(2)	7,708	1,171,231
Seattle Genetics, Inc. (1)(2)	11,407	789,478
Spark Therapeutics, Inc. (1)	4,276	437,777
Ultragenyx Pharmaceutical, Inc. (1)	6,228	395,478
United Therapeutics Corp. (1)	5,771	450,484
Vertex Pharmaceuticals, Inc. (1)	29,947	5,491,681
		70,144,005

Building Products - 0.6%

Allegion plc	12,409	1,371,815
Armstrong World Industries, Inc.	4,063	394,924
Fortune Brands Home & Security, Inc.	13,569	775,197
Johnson Controls International plc	133,201	5,502,533
Masco Corp.	26,236	1,029,501
Owens Corning	24,756	1,440,799
Trex Co., Inc. (1)(2)	6,435	461,389
		10,976,158

Capital Markets - 3.8%
Affiliated Managers Group, Inc.	5,309	489,171
Ameriprise Financial, Inc.	10,620	1,541,599
Ares Management Corp., Class A	6,671	174,580
Bank of New York Mellon Corp. (The)	95,281	4,206,656
BlackRock, Inc.	11,226	5,268,362
Cboe Global Markets, Inc.	11,506	1,192,367
Charles Schwab Corp. (The)	121,307	4,875,328
CME Group, Inc.	33,569	6,516,079
E*Trade Financial Corp.	24,031	1,071,783
Evercore, Inc., Class A	4,026	356,583
FactSet Research Systems, Inc.	2,365	677,714
Franklin Resources, Inc.	25,559	889,453
Goldman Sachs Group, Inc. (The)	31,549	6,454,925
Houlihan Lokey, Inc.	3,696	164,583
Interactive Brokers Group, Inc., Class A	5,841	316,582
Intercontinental Exchange, Inc.	55,808	4,796,140
Invesco Ltd.	40,979	838,430
KKR & Co., Inc., Class A	43,387	1,096,390
Lazard Ltd., Class A	6,824	234,677
Legg Mason, Inc.	11,212	429,195
LPL Financial Holdings, Inc.	7,905	644,811
MarketAxess Holdings, Inc.	2,870	922,475
Moody’s Corp.	13,821	2,699,380
Morgan Stanley	121,741	5,333,473
Morningstar, Inc.	2,902	419,745
MSCI, Inc.	6,481	1,547,598
Nasdaq, Inc.	12,690	1,220,397
Northern Trust Corp.	20,392	1,835,280
Raymond James Financial, Inc.	13,162	1,112,847
S&P Global, Inc.	21,791	4,963,772
SEI Investments Co.	12,840	720,324
State Street Corp.	40,292	2,258,770
Stifel Financial Corp.	6,656	393,103
T. Rowe Price Group, Inc.	22,364	2,453,555
TD Ameritrade Holding Corp.	26,111	1,303,461
Virtu Financial, Inc., Class A (2)	8,078	175,939
		69,595,527

Chemicals - 1.4%
Air Products & Chemicals, Inc.	27,427	6,208,650

Axalta Coating Systems Ltd. (1)	26,189	779,647
Eastman Chemical Co.	18,017	1,402,263
Ecolab, Inc.	22,355	4,413,771
International Flavors & Fragrances, Inc. (2)	15,745	2,284,442
Mosaic Co. (The)	54,075	1,353,497
PPG Industries, Inc.	34,172	3,988,214
Sensient Technologies Corp.	4,746	348,736
Sherwin-Williams Co. (The)	10,905	4,997,653
		25,776,873

Commercial Services & Supplies - 0.8%
ADT, Inc.	29,389	179,861
Cintas Corp.	7,597	1,802,692
Copart, Inc. (1)	18,568	1,387,772
IAA, Inc. (1)	11,682	453,028
KAR Auction Services, Inc.	31,561	789,025
MSA Safety, Inc.	5,497	579,329
Republic Services, Inc.	36,537	3,165,566
Tetra Tech, Inc.	7,179	563,910
UniFirst Corp.	1,093	206,107
Waste Management, Inc.	53,132	6,129,839
		15,257,129

Communications Equipment - 1.4%
Arista Networks, Inc. (1)	4,412	1,145,443
Ciena Corp. (1)	9,248	380,370
Cisco Systems, Inc.	341,483	18,689,365
CommScope Holding Co., Inc. (1)	15,668	246,458
EchoStar Corp., Class A (1)	4,037	178,920
F5 Networks, Inc. (1)	4,804	699,606
Juniper Networks, Inc.	35,129	935,485
Lumentum Holdings, Inc. (1)	6,465	345,296
Motorola Solutions, Inc.	15,147	2,525,459
ViaSat, Inc. (1)	5,469	442,005
Viavi Solutions, Inc. (1)	13,498	179,388
		25,767,795

Construction & Engineering - 0.1%
EMCOR Group, Inc.	7,507	661,367
Quanta Services, Inc.	25,764	983,927
		1,645,294

Consumer Finance - 1.1%
Ally Financial, Inc.	38,176	1,183,074
American Express Co.	64,020	7,902,629
Capital One Financial Corp.	41,579	3,772,879
Credit Acceptance Corp. (1)	1,434	693,812
Discover Financial Services	33,202	2,576,143
FirstCash, Inc.	4,396	439,688
OneMain Holdings, Inc.	7,356	248,706

SLM Corp.	36,212	351,981
Synchrony Financial	70,300	2,437,301
		19,606,213

Containers & Packaging - 0.7%
AptarGroup, Inc.	10,511	1,306,938
Ardagh Group S.A.	8,520	149,100
Avery Dennison Corp.	15,389	1,780,200
Ball Corp.	49,519	3,465,835
Berry Global Group, Inc. (1)	17,404	915,276
Crown Holdings, Inc. (1)	21,320	1,302,652
Sealed Air Corp.	25,985	1,111,638
Sonoco Products Co.	17,113	1,118,163
WestRock Co.	32,755	1,194,575
		12,344,377

Distributors - 0.1%
Genuine Parts Co.	12,174	1,260,983
LKQ Corp. (1)	25,988	691,541
Pool Corp.	3,778	721,598
		2,674,122

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (1)	6,742	1,017,166
Chegg, Inc. (1)	9,213	355,530
frontdoor, Inc. (1)	4,646	202,333
Graham Holdings Co., Class B	360	248,411
Grand Canyon Education, Inc. (1)	4,376	512,080
H&R Block, Inc.	16,968	497,162
Laureate Education, Inc., Class A (1)	11,854	186,226
Service Corp. International	18,074	845,502
ServiceMaster Global Holdings, Inc. (1)	15,248	794,268
Strategic Education, Inc.	1,152	205,056
		4,863,734

Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc.	14,677	306,749
Voya Financial, Inc.	14,284	789,905
		1,096,654

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	580,814	19,463,077
CenturyLink, Inc.	90,097	1,059,541
GCI Liberty, Inc., Class A (1)	9,494	583,501
Iridium Communications, Inc. (1)	7,792	181,242
Verizon Communications, Inc.	325,174	18,577,191
Vonage Holdings Corp. (1)	16,186	183,387
Zayo Group Holdings, Inc. (1)	18,603	612,225
		40,660,164

Electric Utilities - 1.2%
Alliant Energy Corp.	45,384	2,227,447
Avangrid, Inc.	10,097	509,898
Eversource Energy	56,954	4,314,835
NextEra Energy, Inc.	46,439	9,513,494
Portland General Electric Co.	16,997	920,727
Xcel Energy, Inc.	78,399	4,663,957
		22,150,358

Electrical Equipment - 1.1%
Acuity Brands, Inc.	6,339	874,211
AMETEK, Inc.	33,907	3,080,112
Eaton Corp. plc	62,246	5,183,847
Emerson Electric Co.	85,871	5,729,313
Generac Holdings, Inc. (1)	6,882	477,680
GrafTech International Ltd. (2)	16,166	185,909
Hubbell, Inc.	9,714	1,266,706
nVent Electric plc	30,783	763,110
Regal-Beloit Corp.	8,124	663,812
Rockwell Automation, Inc.	17,277	2,830,491
		21,055,191

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	45,613	4,376,111
Arrow Electronics, Inc. (1)	6,901	491,834
Avnet, Inc.	7,362	333,278
CDW Corp.	13,425	1,490,175
Corning, Inc.	59,271	1,969,575
Dolby Laboratories, Inc., Class A	4,229	273,193
FLIR Systems, Inc.	12,533	678,035
IPG Photonics Corp. (1)	3,804	586,767
Jabil, Inc.	15,935	503,546
Keysight Technologies, Inc. (1)	26,640	2,392,539
National Instruments Corp.	22,392	940,240
Novanta, Inc. (1)	4,451	419,729
SYNNEX Corp.	3,656	359,751
Tech Data Corp. (1)	2,537	265,370
Trimble, Inc. (1)	34,380	1,550,882
Zebra Technologies Corp., Class A (1)	4,426	927,203
		17,558,228

Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co.	104,567	2,575,485
National Oilwell Varco, Inc.	84,370	1,875,545
		4,451,030

Entertainment - 2.4%
Activision Blizzard, Inc.	65,726	3,102,267
Cinemark Holdings, Inc.	11,916	430,168
Electronic Arts, Inc. (1)	25,702	2,602,584

Liberty Formula One, Series A (1)	3,959	141,970
Lions Gate Entertainment Corp., Class A	9,241	113,202
Live Nation Entertainment, Inc. (1)	12,666	839,122
Madison Square Garden Co. (The), Class A (1)	1,503	420,750
Netflix, Inc. (1)	37,650	13,829,598
Take-Two Interactive Software, Inc. (1)	9,255	1,050,720
Viacom, Inc., Class B	37,617	1,123,620
Walt Disney Co. (The)	138,876	19,392,645
World Wrestling Entertainment, Inc., Class A (2)	4,389	316,930
Zynga, Inc., Class A (1)	67,168	411,740
		43,775,316

Food & Staples Retailing - 1.2%
BJ’s Wholesale Club Holdings, Inc. (1)	7,691	203,042
Casey’s General Stores, Inc.	3,463	540,193
Costco Wholesale Corp.	35,102	9,276,054
Kroger Co. (The)	91,618	1,989,027
Performance Food Group Co. (1)	13,397	536,282
Sysco Corp.	59,898	4,235,987
US Foods Holding Corp. (1)	29,592	1,058,210
Walgreens Boots Alliance, Inc.	80,182	4,383,550
		22,222,345

Food Products - 1.7%
Bunge Ltd.	14,495	807,516
Campbell Soup Co. (2)	19,495	781,165
Conagra Brands, Inc.	59,779	1,585,339
Darling Ingredients, Inc. (1)	14,274	283,910
Flowers Foods, Inc.	21,301	495,674
General Mills, Inc.	69,249	3,636,957
Hershey Co. (The)	18,221	2,442,161
Hormel Foods Corp. (2)	32,622	1,322,496
Ingredion, Inc.	7,283	600,775
J&J Snack Foods Corp.	1,126	181,230
JM Smucker Co. (The)	14,447	1,664,150
Kellogg Co.	33,327	1,785,327
Kraft Heinz Co. (The)	65,218	2,024,367
Lamb Weston Holdings, Inc.	17,875	1,132,560
Lancaster Colony Corp.	2,069	307,453
McCormick & Co., Inc.	15,914	2,466,829
Mondelez International, Inc., Class A	144,865	7,808,224
Post Holdings, Inc. (1)	8,789	913,792
TreeHouse Foods, Inc. (1)	6,207	335,799
		30,575,724

Gas Utilities - 0.4%
Atmos Energy Corp.	22,073	2,330,026
New Jersey Resources Corp.	18,146	903,127
ONE Gas, Inc.	10,327	932,528
Southwest Gas Holdings, Inc.	10,650	954,453

Spire, Inc.	8,720	731,782
UGI Corp.	27,303	1,458,253
		7,310,169

Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	150,403	12,648,892
ABIOMED, Inc. (1)	4,762	1,240,453
Align Technology, Inc. (1)	7,715	2,111,596
Becton Dickinson and Co.	30,780	7,756,868
Boston Scientific Corp. (1)	152,699	6,563,003
Cantel Medical Corp.	7,924	638,991
Cooper Cos., Inc. (The)	5,165	1,740,037
Danaher Corp.	63,651	9,097,001
DENTSPLY SIRONA, Inc.	26,055	1,520,570
DexCom, Inc. (1)	9,555	1,431,721
Edwards Lifesciences Corp. (1)	22,017	4,067,421
Globus Medical, Inc., Class A (1)	7,568	320,126
Haemonetics Corp. (1)	6,800	818,312
Hill-Rom Holdings, Inc.	6,398	669,359
Hologic, Inc. (1)	26,454	1,270,321
ICU Medical, Inc. (1)	1,563	393,735
IDEXX Laboratories, Inc. (1)	9,464	2,605,723
Insulet Corp. (1)(2)	7,106	848,314
Masimo Corp. (1)	5,720	851,250
Merit Medical Systems, Inc. (1)	4,384	261,111
Neogen Corp. (1)	8,694	539,984
Novocure Ltd. (1)	8,156	515,704
NuVasive, Inc. (1)	5,628	329,463
Penumbra, Inc. (1)(2)	3,195	511,200
ResMed, Inc.	15,561	1,898,909
STERIS plc	9,409	1,400,812
Tandem Diabetes Care, Inc. (1)	6,298	406,347
Teleflex, Inc.	4,677	1,548,789
Varian Medical Systems, Inc. (1)	9,174	1,248,857
West Pharmaceutical Services, Inc.	8,261	1,033,864
		66,288,733

Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (1)	9,288	324,616
Amedisys, Inc. (1)	2,901	352,210
Anthem, Inc.	26,925	7,598,504
Centene Corp. (1)	46,824	2,455,450
Chemed Corp.	1,440	519,610
Covetrus, Inc. (1)(2)	10,663	260,817
CVS Health Corp.	144,310	7,863,452
DaVita, Inc. (1)	16,233	913,269
Encompass Health Corp.	11,306	716,348
Ensign Group, Inc. (The)	4,254	242,138
Guardant Health, Inc. (1)(2)	3,357	289,810
HCA Healthcare, Inc.	28,800	3,892,896

HealthEquity, Inc. (1)	7,056	461,462
Henry Schein, Inc. (1)	15,409	1,077,089
Humana, Inc.	15,297	4,058,294
Laboratory Corp. of America Holdings (1)	10,806	1,868,357
LHC Group, Inc. (1)	2,348	280,774
Molina Healthcare, Inc. (1)	6,700	959,038
Premier, Inc., Class A (1)	10,424	407,683
Quest Diagnostics, Inc.	15,750	1,603,507
WellCare Health Plans, Inc. (1)	6,055	1,726,099
		37,871,423

Health Care Technology - 0.3%
Cerner Corp.	27,231	1,996,032
Medidata Solutions, Inc. (1)	6,358	575,463
Omnicell, Inc. (1)	2,768	238,131
Teladoc Health, Inc. (1)(2)	7,556	501,794
Veeva Systems, Inc., Class A (1)	10,602	1,718,690
		5,030,110

Hotels, Restaurants & Leisure - 1.9%
Aramark	32,018	1,154,569
Chipotle Mexican Grill, Inc. (1)	2,732	2,002,228
Choice Hotels International, Inc.	4,491	390,762
Cracker Barrel Old Country Store, Inc. (2)	2,829	482,995
Darden Restaurants, Inc.	14,401	1,753,034
Domino’s Pizza, Inc.	5,080	1,413,663
Dunkin’ Brands Group, Inc.	9,191	732,155
Extended Stay America, Inc.	10,727	181,179
Hilton Worldwide Holdings, Inc.	23,426	2,289,657
Hyatt Hotels Corp., Class A	3,935	299,572
Marriott International, Inc., Class A	24,631	3,455,483
Marriott Vacations Worldwide Corp.	4,782	460,985
Planet Fitness, Inc., Class A (1)	7,853	568,871
Royal Caribbean Cruises Ltd.	18,206	2,206,749
Six Flags Entertainment Corp.	8,945	444,388
Starbucks Corp.	108,957	9,133,865
Texas Roadhouse, Inc.	7,578	406,711
Vail Resorts, Inc.	3,822	852,994
Wendy’s Co. (The)	19,670	385,139
Wyndham Destinations, Inc.	9,867	433,161
Wyndham Hotels & Resorts, Inc.	8,011	446,533
Yum China Holdings, Inc.	43,020	1,987,524
Yum! Brands, Inc.	36,778	4,070,221
		35,552,438

Household Durables - 0.4%
Helen of Troy Ltd. (1)	1,337	174,599
Leggett & Platt, Inc. (2)	10,819	415,125
Lennar Corp., Class A	46,187	2,238,222
Mohawk Industries, Inc. (1)	4,997	736,908

Newell Brands, Inc.	40,503	624,556
Roku, Inc. (1)(2)	6,141	556,252
Tempur Sealy International, Inc. (1)	2,504	183,718
Toll Brothers, Inc.	27,692	1,014,081
Whirlpool Corp.	5,757	819,566
		6,763,027

Household Products - 1.8%
Church & Dwight Co., Inc.	22,366	1,634,060
Clorox Co. (The)	11,538	1,766,583
Colgate-Palmolive Co.	70,193	5,030,733
Energizer Holdings, Inc. (2)	4,550	175,812
Kimberly-Clark Corp.	27,233	3,629,614
Procter & Gamble Co. (The)	193,134	21,177,143
		33,413,945

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	110,876	1,858,282
Clearway Energy, Inc., Class C	13,141	221,557
Ormat Technologies, Inc.	7,630	483,666
TerraForm Power, Inc., Class A	36,108	516,344
		3,079,849

Industrial Conglomerates - 0.9%
3M Co.	55,623	9,641,691
Carlisle Cos., Inc.	12,256	1,720,865
Roper Technologies, Inc.	14,234	5,213,345
		16,575,901

Insurance - 3.2%
Aflac, Inc.	64,307	3,524,667
Alleghany Corp. (1)	1,516	1,032,563
Allstate Corp. (The)	31,859	3,239,742
American Financial Group, Inc.	7,562	774,878
American International Group, Inc.	86,292	4,597,638
American National Insurance Co.	964	112,277
Arch Capital Group Ltd. (1)	40,682	1,508,489
Arthur J. Gallagher & Co.	17,293	1,514,694
Assurant, Inc.	4,467	475,199
Assured Guaranty Ltd.	8,004	336,808
Athene Holding Ltd., Class A (1)	13,907	598,835
Axis Capital Holdings Ltd.	7,432	443,319
Brighthouse Financial, Inc. (1)	10,755	394,601
Brown & Brown, Inc.	22,047	738,574
Cincinnati Financial Corp.	16,059	1,664,837
Enstar Group Ltd. (1)	2,225	387,773
Erie Indemnity Co., Class A	2,468	627,563
Everest Re Group Ltd.	4,221	1,043,347
Fidelity National Financial, Inc.	25,271	1,018,421
First American Financial Corp.	9,087	487,972

Hanover Insurance Group, Inc. (The)	4,418	566,829
Hartford Financial Services Group, Inc. (The)	35,626	1,985,081
Kemper Corp.	4,170	359,829
Lincoln National Corp.	18,744	1,208,051
Marsh & McLennan Cos., Inc.	50,919	5,079,170
Mercury General Corp.	2,997	187,313
MetLife, Inc.	76,422	3,795,881
Old Republic International Corp.	22,722	508,518
Primerica, Inc.	4,092	490,835
Principal Financial Group, Inc.	28,305	1,639,426
Progressive Corp. (The)	57,246	4,575,673
Prudential Financial, Inc.	39,114	3,950,514
Reinsurance Group of America, Inc.	6,483	1,011,542
RenaissanceRe Holdings Ltd.	4,135	736,071
RLI Corp.	2,046	175,363
Selective Insurance Group, Inc.	4,278	320,379
Torchmark Corp.	9,501	849,959
Travelers Cos., Inc. (The)	23,784	3,556,184
Unum Group	23,914	802,315
White Mountains Insurance Group Ltd.	279	284,987
Willis Towers Watson plc	12,489	2,392,143
		58,998,260

Interactive Media & Services - 3.2%
Alphabet, Inc., Class A (1)	50,158	54,311,082
ANGI Homeservices, Inc., Class A (1)(2)	12,135	157,876
Cargurus, Inc. (1)	4,970	179,467
IAC/InterActiveCorp (1)	7,196	1,565,346
Match Group, Inc. (2)	4,584	308,366
TripAdvisor, Inc. (1)	7,427	343,796
Twitter, Inc. (1)	67,431	2,353,342
		59,219,275

Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (1)	29,762	56,358,216
Booking Holdings, Inc. (1)	3,482	6,527,740
eBay, Inc.	61,904	2,445,208
Etsy, Inc. (1)	10,195	625,667
Expedia Group, Inc.	10,369	1,379,388
GrubHub, Inc. (1)(2)	8,404	655,428
Qurate Retail, Inc. (1)	38,923	482,256
Wayfair, Inc., Class A (1)(2)	5,125	748,250
		69,222,153

IT Services - 6.6%
Accenture plc, Class A	54,178	10,010,469
Akamai Technologies, Inc. (1)	13,942	1,117,312
Alliance Data Systems Corp.	4,657	652,585
Amdocs Ltd.	11,580	719,002
Automatic Data Processing, Inc.	38,529	6,370,000

Black Knight, Inc. (1)	12,081	726,672
Booz Allen Hamilton Holding Corp.	10,840	717,716
Broadridge Financial Solutions, Inc.	9,488	1,211,428
Cognizant Technology Solutions Corp., Class A	47,619	3,018,569
CoreLogic, Inc. (1)	8,647	361,704
DXC Technology Co.	22,759	1,255,159
EPAM Systems, Inc. (1)	4,507	780,162
Fidelity National Information Services, Inc.	32,281	3,960,233
First Data Corp., Class A (1)	53,543	1,449,409
Fiserv, Inc. (1)(2)	37,036	3,376,202
Gartner, Inc. (1)	9,201	1,480,809
Genpact Ltd.	11,866	451,976
GoDaddy, Inc., Class A (1)	15,270	1,071,191
International Business Machines Corp.	72,958	10,060,908
Jack Henry & Associates, Inc.	6,808	911,727
LiveRamp Holdings, Inc. (1)	4,575	221,796
MasterCard, Inc., Class A	73,639	19,479,725
MAXIMUS, Inc.	4,457	323,311
MongoDB, Inc. (1)(2)	2,645	402,278
Okta, Inc. (1)	8,569	1,058,357
Paychex, Inc.	29,211	2,403,773
PayPal Holdings, Inc. (1)	98,952	11,326,046
Perspecta, Inc.	9,040	211,626
Sabre Corp.	30,357	673,925
Science Applications International Corp.	5,196	449,766
Square, Inc., Class A (1)	27,491	1,993,922
Total System Services, Inc.	17,113	2,195,085
Twilio, Inc., Class A (1)(2)	7,724	1,053,167
VeriSign, Inc. (1)	9,576	2,002,916
Visa, Inc., Class A	134,648	23,368,160
WEX, Inc. (1)	4,249	884,217
Worldplay, Inc., Class A (1)	29,960	3,671,598
		121,422,901

Leisure Products - 0.1%
Brunswick Corp.	10,100	463,489
Hasbro, Inc.	7,247	765,863
Mattel, Inc. (1)	27,163	304,497
		1,533,849

Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	33,867	2,528,849
Bio-Rad Laboratories, Inc., Class A (1)	2,432	760,219
Bio-Techne Corp.	4,129	860,855
Bruker Corp.	8,874	443,256
Charles River Laboratories International, Inc. (1)	5,121	726,670
Illumina, Inc. (1)	14,951	5,504,211
IQVIA Holdings, Inc. (1)	19,741	3,176,327
Mettler-Toledo International, Inc. (1)	2,716	2,281,440
PerkinElmer, Inc.	13,328	1,284,020

PRA Health Sciences, Inc. (1)	5,992	594,107
Syneos Health, Inc. (1)	6,861	350,528
Thermo Fisher Scientific, Inc.	36,457	10,706,692
Waters Corp. (1)	7,935	1,707,929
		30,925,103

Machinery - 3.9%
AGCO Corp.	11,069	858,622
Allison Transmission Holdings, Inc.	15,435	715,412
Caterpillar, Inc.	59,070	8,050,650
CNH Industrial NV (2)	139,818	1,437,329
Colfax Corp. (1)	17,074	478,584
Crane Co.	9,033	753,714
Cummins, Inc.	22,696	3,888,733
Deere & Co.	38,354	6,355,641
Donaldson Co., Inc.	23,763	1,208,586
Dover Corp.	20,202	2,024,240
Flowserve Corp.	22,395	1,179,993
Fortive Corp.	48,674	3,967,905
Gardner Denver Holdings, Inc. (1)	23,835	824,691
Gates Industrial Corp. plc (1)	17,405	198,591
Graco, Inc.	27,728	1,391,391
IDEX Corp.	10,766	1,853,259
Illinois Tool Works, Inc.	40,760	6,147,016
Ingersoll-Rand plc	38,004	4,813,967
ITT, Inc.	15,105	989,075
John Bean Technologies Corp.	3,989	483,188
Lincoln Electric Holdings, Inc.	11,750	967,260
Middleby Corp. (The) (1)	9,329	1,265,945
Navistar International Corp. (1)	11,202	385,909
Nordson Corp.	9,568	1,352,054
Oshkosh Corp.	12,217	1,019,997
PACCAR, Inc.	50,140	3,593,032
Parker-Hannifin Corp.	18,408	3,129,544
Pentair plc	32,406	1,205,503
RBC Bearings, Inc. (1)	3,034	506,102
Rexnord Corp. (1)	10,176	307,519
Snap-on, Inc. (2)	3,236	536,011
Stanley Black & Decker, Inc.	10,622	1,536,048
Timken Co. (The)	13,388	687,340
Toro Co. (The)	14,647	979,884
WABCO Holdings, Inc. (1)	8,427	1,117,420
Wabtec Corp. (2)	25,402	1,822,848
Watts Water Technologies, Inc., Class A	4,503	419,590
Woodward, Inc.	10,294	1,164,869
Xylem, Inc.	24,738	2,069,086
		71,686,548

Media - 1.8%
Altice USA, Inc., Class A (1)	26,506	645,421

AMC Networks, Inc., Class A (1)	4,417	240,682
Cable One, Inc.	449	525,775
CBS Corp., Class B	32,195	1,606,531
Charter Communications, Inc., Class A (1)	13,647	5,393,021
Comcast Corp., Class A	376,366	15,912,754
Discovery, Inc., Class A (1)(2)	39,363	1,208,444
DISH Network Corp., Class A (1)	20,076	771,119
Interpublic Group of Cos., Inc. (The)	39,028	881,643
Liberty Broadband Corp., Class A (1)	13,544	1,392,865
Liberty Latin America Ltd., Class C (1)	10,358	178,054
New York Times Co. (The), Class A	11,362	370,628
Nexstar Media Group, Inc., Class A	3,511	354,611
Omnicom Group, Inc.	21,943	1,798,229
Sinclair Broadcast Group, Inc., Class A	4,782	256,459
Sirius XM Holdings, Inc. (2)	148,536	828,831
TEGNA, Inc.	16,393	248,354
Tribune Media Co., Class A	6,655	307,594
		32,921,015

Metals & Mining - 0.3%
Nucor Corp.	63,734	3,511,744
Reliance Steel & Aluminum Co.	14,107	1,334,804
Steel Dynamics, Inc.	44,772	1,352,114
		6,198,662

Multi-Utilities - 1.0%
Ameren Corp.	43,193	3,244,226
CenterPoint Energy, Inc.	83,062	2,378,065
CMS Energy Corp.	46,171	2,673,763
Consolidated Edison, Inc.	52,983	4,645,549
Sempra Energy	39,733	5,460,904
		18,402,507

Multiline Retail - 0.5%
Dollar General Corp.	23,007	3,109,626
Kohl’s Corp.	13,802	656,285
Macy’s, Inc.	27,589	592,060
Nordstrom, Inc. (2)	10,531	335,518
Ollie’s Bargain Outlet Holdings, Inc. (1)	6,247	544,176
Target Corp.	41,492	3,593,622
		8,831,287

Personal Products - 0.2%
Coty, Inc., Class A	19,901	266,673
Estee Lauder Cos., Inc. (The), Class A	17,069	3,125,505
		3,392,178

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	167,827	7,610,954
Catalent, Inc. (1)	17,091	926,503

Elanco Animal Health, Inc. (1)	39,130	1,322,594
Eli Lilly & Co.	87,770	9,724,038
Horizon Therapeutics plc (1)	21,295	512,358
Jazz Pharmaceuticals plc (1)	5,771	822,714
Merck & Co., Inc.	209,878	17,598,270
Nektar Therapeutics (1)(2)	20,027	712,561
Perrigo Co. plc	14,795	704,538
Pfizer, Inc.	452,176	19,588,264
Zoetis, Inc.	49,936	5,667,237
		65,190,031

Professional Services - 0.6%
CoStar Group, Inc. (1)	3,526	1,953,616
Exponent, Inc.	9,603	562,160
FTI Consulting, Inc. (1)	2,673	224,104
IHS Markit Ltd. (1)	39,207	2,498,270
Insperity, Inc.	4,680	571,615
ManpowerGroup, Inc.	5,287	510,724
Nielsen Holdings plc	34,224	773,462
Robert Half International, Inc.	11,371	648,261
TransUnion	16,662	1,224,824
TriNet Group, Inc. (1)	3,026	205,163
Verisk Analytics, Inc.	15,953	2,336,476
		11,508,675

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (1)	53,339	2,736,291
Jones Lang LaSalle, Inc.	6,808	957,817
		3,694,108

Road & Rail - 1.2%
AMERCO	974	368,708
Genesee & Wyoming, Inc., Class A (1)	5,598	559,800
JB Hunt Transport Services, Inc.	6,328	578,443
Kansas City Southern	10,176	1,239,640
Knight-Swift Transportation Holdings, Inc. (2)	14,062	461,796
Landstar System, Inc.	5,012	541,246
Norfolk Southern Corp.	26,837	5,349,419
Old Dominion Freight Line, Inc.	8,006	1,194,976
Schneider National, Inc., Class B	6,631	120,949
Union Pacific Corp.	66,646	11,270,505
		21,685,482

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (1)(2)	79,278	2,407,673
Analog Devices, Inc.	30,998	3,498,744
Applied Materials, Inc.	80,094	3,597,021
Broadcom, Inc.	32,217	9,273,986
Cabot Microelectronics Corp.	1,655	182,182
Cree, Inc. (1)	8,589	482,530

Cypress Semiconductor Corp.	30,257	672,916
Entegris, Inc.	9,992	372,901
First Solar, Inc. (1)	6,205	407,544
Intel Corp.	364,913	17,468,385
KLA-Tencor Corp.	13,373	1,580,689
Lam Research Corp.	12,077	2,268,544
Marvell Technology Group Ltd.	57,317	1,368,157
Maxim Integrated Products, Inc.	19,365	1,158,414
Microchip Technology, Inc.	20,069	1,739,982
Micron Technology, Inc. (1)	98,636	3,806,363
MKS Instruments, Inc.	3,821	297,618
Monolithic Power Systems, Inc.	3,813	517,729
NVIDIA Corp.	48,368	7,943,477
ON Semiconductor Corp. (1)	34,257	692,334
Qorvo, Inc. (1)	9,177	611,280
Silicon Laboratories, Inc. (1)	4,605	476,157
Skyworks Solutions, Inc.	13,884	1,072,817
Teradyne, Inc.	17,549	840,773
Texas Instruments, Inc.	80,556	9,244,607
Universal Display Corp. (2)	3,567	670,810
Versum Materials, Inc.	20,875	1,076,732
Xilinx, Inc.	22,847	2,694,118
		76,424,483

Software - 8.5%
ACI Worldwide, Inc. (1)	5,737	197,009
Adobe, Inc. (1)	43,418	12,793,114
Alteryx, Inc., Class A (1)(2)	3,230	352,458
Anaplan, Inc. (1)	3,583	180,834
ANSYS, Inc. (1)	6,970	1,427,595
Appfolio, Inc., Class A (1)	1,712	175,086
Aspen Technology, Inc. (1)	5,924	736,235
Autodesk, Inc. (1)	20,740	3,378,546
Avalara, Inc. (1)	4,530	327,066
Blackbaud, Inc.	3,029	252,921
Blackline, Inc. (1)	3,421	183,058
Cadence Design Systems, Inc. (1)	22,608	1,600,872
CDK Global, Inc.	12,284	607,321
Ceridian HCM Holding, Inc. (1)(2)	4,631	232,476
Citrix Systems, Inc.	11,013	1,080,816
Cornerstone OnDemand, Inc. (1)	3,179	184,159
Coupa Software, Inc. (1)	4,638	587,217
DocuSign, Inc. (1)	9,769	485,617
Dropbox, Inc., Class A (1)	14,917	373,671
Elastic NV (1)(2)	2,364	176,496
Envestnet, Inc. (1)	2,639	180,428
Fair Isaac Corp. (1)	2,809	882,082
FireEye, Inc. (1)	16,363	242,336
Five9, Inc. (1)	3,986	204,442
Fortinet, Inc. (1)	12,744	979,122

Guidewire Software, Inc. (1)	7,502	760,553
HubSpot, Inc. (1)	3,234	551,462
Intuit, Inc.	21,434	5,601,347
j2 Global, Inc. (2)	2,902	257,959
LogMeIn, Inc.	4,385	323,087
Manhattan Associates, Inc. (1)	4,472	310,044
Microsoft Corp.	531,283	71,170,671
New Relic, Inc. (1)	3,504	303,131
Nuance Communications, Inc. (1)	22,461	358,702
Nutanix, Inc., Class A (1)(2)	16,036	415,974
Oracle Corp.	191,069	10,885,201
Palo Alto Networks, Inc. (1)	7,867	1,602,980
Paycom Software, Inc. (1)	4,649	1,054,021
Paylocity Holding Corp. (1)	2,429	227,889
Pegasystems, Inc.	2,109	150,182
Pivotal Software, Inc., Class A (1)(2)	16,181	170,871
Pluralsight, Inc., Class A (1)(2)	7,011	212,574
Proofpoint, Inc. (1)	4,752	571,428
PTC, Inc. (1)	9,542	856,490
Q2 Holdings, Inc. (1)	2,531	193,267
Qualys, Inc. (1)	2,286	199,065
RealPage, Inc. (1)	6,906	406,418
Red Hat, Inc. (1)	15,893	2,984,070
RingCentral, Inc., Class A (1)	6,882	790,879
salesforce.com, Inc. (1)	65,825	9,987,627
ServiceNow, Inc. (1)	15,779	4,332,440
Smartsheet, Inc., Class A (1)	5,333	258,117
SolarWinds Corp. (1)(2)	9,749	178,797
Splunk, Inc. (1)	13,561	1,705,296
SS&C Technologies Holdings, Inc.	17,509	1,008,693
Symantec Corp.	49,848	1,084,692
Synopsys, Inc. (1)	13,277	1,708,617
Tableau Software, Inc., Class A (1)	4,377	726,670
Teradata Corp. (1)	8,463	303,399
Trade Desk, Inc. (The), Class A (1)(2)	2,950	671,951
Tyler Technologies, Inc. (1)	2,418	522,336
Verint Systems, Inc. (1)	3,664	197,050
VMware, Inc., Class A	6,257	1,046,233
Workday, Inc., Class A (1)	13,647	2,805,550
Zendesk, Inc. (1)	9,745	867,597
Zscaler, Inc. (1)(2)	4,729	362,431
		155,946,738

Specialty Retail - 2.6%
Aaron’s, Inc.	3,241	199,030
Advance Auto Parts, Inc.	6,811	1,049,848
American Eagle Outfitters, Inc.	11,161	188,621
AutoNation, Inc. (1)	4,233	177,532
AutoZone, Inc. (1)	1,841	2,024,124
Best Buy Co., Inc.	20,954	1,461,122

Burlington Stores, Inc. (1)	4,842	823,866
CarMax, Inc. (1)	11,488	997,503
Dick’s Sporting Goods, Inc. (2)	8,261	286,078
Five Below, Inc. (1)	4,724	566,975
Floor & Decor Holdings, Inc., Class A (1)(2)	4,638	194,332
Foot Locker, Inc.	11,215	470,133
Gap, Inc. (The) (2)	16,734	300,710
Home Depot, Inc. (The)	86,633	18,017,065
L Brands, Inc.	17,311	451,817
Lowe’s Cos., Inc.	62,715	6,328,571
O’Reilly Automotive, Inc. (1)	7,008	2,588,195
Penske Automotive Group, Inc.	4,934	233,378
Ross Stores, Inc.	27,658	2,741,461
Tiffany & Co. (2)	10,222	957,188
TJX Cos., Inc. (The)	100,556	5,317,401
Tractor Supply Co.	10,995	1,196,256
Ulta Beauty, Inc. (1)	4,940	1,713,637
Williams-Sonoma, Inc. (2)	7,909	514,085
		48,798,928

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	316,651	62,671,566
Dell Technologies, Class C (1)	41,129	2,089,353
Hewlett Packard Enterprise Co.	125,058	1,869,617
HP, Inc.	122,619	2,549,249
NCR Corp. (1)	10,633	330,686
NetApp, Inc.	22,347	1,378,810
Pure Storage, Inc., Class A (1)	16,198	247,344
Seagate Technology plc	23,612	1,112,598
Western Digital Corp.	24,806	1,179,525
Xerox Corp.	19,442	688,441
		74,117,189

Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (1)	14,771	512,258
Carter’s, Inc.	4,899	477,848
Columbia Sportswear Co.	2,163	216,646
Deckers Outdoor Corp. (1)	2,041	359,155
Hanesbrands, Inc.	29,803	513,208
lululemon Athletica, Inc. (1)	9,975	1,797,595
NIKE, Inc., Class B	100,791	8,461,404
PVH Corp.	7,320	692,765
Ralph Lauren Corp.	4,242	481,849
Skechers U.S.A., Inc., Class A (1)	10,572	332,912
Tapestry, Inc.	28,490	903,988
Under Armour, Inc., Class A (1)(2)	30,460	772,161
VF Corp.	24,437	2,134,572
		17,656,361

Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (1)	10,766	505,894
LendingTree, Inc. (1)(2)	587	246,558
MGIC Investment Corp. (1)	26,159	343,729
New York Community Bancorp, Inc.	45,259	451,685
Radian Group, Inc.	17,030	389,136
TFS Financial Corp. (2)	9,601	173,490
		2,110,492

Trading Companies & Distributors - 0.4%
Air Lease Corp.	11,709	484,050
Fastenal Co.	55,732	1,816,306
HD Supply Holdings, Inc. (1)	29,300	1,180,204
MSC Industrial Direct Co., Inc., Class A	7,733	574,253
United Rentals, Inc. (1)	10,132	1,343,807
Univar, Inc. (1)	22,702	500,352
W.W. Grainger, Inc.	6,466	1,734,375
		7,633,347

Transportation Infrastructure - 0.0% (3)
Macquarie Infrastructure Corp.	6,335	256,821

Water Utilities - 0.3%
American Water Works Co., Inc.	31,400	3,642,400
Aqua America, Inc. (2)	36,602	1,514,225
		5,156,625

Wireless Telecommunication Services - 0.1%
Sprint Corp. (1)	48,672	319,775
T-Mobile US, Inc. (1)	25,504	1,890,867
Telephone & Data Systems, Inc.	5,570	169,328
United States Cellular Corp. (1)	3,730	166,619
		2,546,589

Total Common Stocks (Cost $1,417,618,780)		1,835,574,317

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	6,633,828	6,633,828

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $6,633,828)		6,633,828

TOTAL INVESTMENTS (Cost $1,424,252,608) - 99.9%		1,842,208,145
Other assets and liabilities, net - 0.1%		1,217,635
NET ASSETS - 100.0%		1,843,425,780

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $41,720,061 and the total market value of the collateral received by the Fund was $42,099,264, comprised of cash of $6,633,828 and U.S. Government and/or agencies securities of $35,465,436.

(3) Amount is less than 0.05%.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$1,835,574,317	(1)	$—	$—	$1,835,574,317
Short Term Investment of Cash Collateral for Securities Loaned	6,633,828		—	—	6,633,828
Total Investments	$1,842,208,145		$—	$—	$1,842,208,145

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.